Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Related party transactions	Note 35: Related party transactions
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its non-executive directors.
The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2025 £m	2024 £m	2023 £m
Salaries and other short-term benefits	15	14	16
Share-based payments	24	20	22
Total compensation	39	34	38
There were no contributions in respect of key management personnel to defined contribution pension schemes (2024 and 2023: none).

	Share plans
	2025 million	2024 million	2023 million
At 1 January	123	55	72
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	44	78	27
Exercised/lapsed (includes entitlements of former key management personnel)	(9)	(10)	(44)
At 31 December	158	123	55
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2025 £m	2024 £m	2023 £m
At 1 January	1	1	2
Advanced (includes loans to appointed key management personnel)	1	1	–
Repayments (includes loans to former key management personnel)	(1)	(1)	(1)
At 31 December	1	1	1
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between
3.67% and 31.75% in 2025 (2024: 2.03% and 32.40%; 2023: 1.09% and 32.40%).
No provisions have been recognised in respect of loans given to key management personnel (2024 and 2023: £nil).

Deposits	2025 £m	2024 £m	2023 £m
At 1 January	8	14	10
Placed (includes deposits of appointed key management personnel)	42	31	44
Withdrawn (includes deposits of former key management personnel)	(43)	(37)	(40)
At 31 December	7	8	14
Deposits placed by key management personnel attracted interest rates of up to 6.25% (2024: 6.25%; 2023: 6.25%).
At 31 December 2025, the Group did not provide any guarantees in respect of key management personnel (2024 and 2023: none).
At 31 December 2025, transactions, arrangements and agreements entered into by the Group’s banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £36.1 thousand with three directors and one connected person (2024: £29.0 thousand with five directors and one connected person; 2023: £23.4 thousand with five directors and no connected persons).
Subsidiaries
Details of the Group’s subsidiaries and related undertakings are given on pages 313 to 323. In accordance with IFRS 10 Consolidated
Financial Statements, transactions and balances with subsidiaries have been eliminated on consolidation.
Note 35: Related party transactions continued
Pension funds
The Group provides banking and some investment management services to a number of its pension funds. At 31 December 2025, customer deposits of £128 million (2024: £113 million) related to the Group’s pension funds.
Collective investment vehicles
The Group manages 91 (2024: 88) collective investment vehicles, such as Open-Ended Investment Companies (OEICs) and of these
49 (2024: 50) are consolidated. The Group invested £45 million (2024: £142 million) and redeemed £525 million (2024: £513 million) in the unconsolidated collective investment vehicles during the year and had investments, at fair value, of £744 million (2024: £1,461 million) at
31 December. The Group earned fees of £130 million from the unconsolidated collective investment vehicles during 2025 (2024:
£82 million).
Joint ventures and associates
At 31 December 2025 there were loans and advances to customers of £34 million (2024: £45 million) outstanding and balances within customer deposits of £13 million (2024: £13 million) relating to joint ventures and associates.
During the year the Group paid fees of £3 million (2024: £4 million) to its Schroders Personal Wealth joint venture, which then became a fully consolidated subsidiary on 9 October 2025 when the Group acquired the remaining 49.9% of the ordinary share capital of Schroders
Personal Wealth in exchange for its stake in Cazenove Capital.
In addition to the above balances, the Group has a number of other associates held by its venture capital business that it accounts for at fair value through profit or loss. These investments are reported within financial assets at fair value through profit or loss on the face of the balance sheet. At 31 December 2025, companies that are joint ventures and associates of the Group had total assets of £7,728 million
(2024: £7,635 million), total liabilities of £6,275 million (2024: £6,436 million) and for the year ended 31 December 2025 had turnover of
£3,072 million (2024: £3,630 million) and made a net loss of £221 million (2024: net loss of £328 million). In addition, the Group has provided £1,646 million (2024: £1,651 million) of financing to these companies on which it received £135 million (2024: £116 million) of interest income in the year.